Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	The Company has adopted a compensation recovery policy as required by Rule 10D-1 under the Exchange Act, and the corresponding listing standards of the NYSE. This policy provides for the mandatory recovery (subject to limited exceptions) from current and former officers of the Company of incentive-based compensation that was erroneously received during the three years preceding the date that the Company is required to prepare an accounting restatement. The amount required to be recovered is the excess of the amount of incentive-based compensation received over the amount that otherwise would have been received had it been determined based on the restated financial measure.